Investment Securities - Investment Securities (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2012 Y	Dec. 31, 2011 Y	Dec. 31, 2010
Investment Securities [Line Items]
Federal statutory rate	35.00%	35.00%	35.00%
Weighted-average maturity of available-for-sale investment securities	4.1	5.2
Weighted-average yield of available-for-sale investment securities	2.93%	3.19%
Weighted average maturity of held-to-maturity investment securities	3.3	3.9
Weighted-average yield of held-to-maturity investment securities	1.94%	2.21%